Financial Results (Tables)	12 Months Ended
Dec. 31, 2025
Financial Results
Schedule of financial results

	12.31.2025	12.31.2024	12.31.2023
Financial income
Return on financial investments	690,466	738,229	540,672
Interest and arrears charges on bills	320,959	249,539	200,341
Interest on taxes to be offset	150,593	92,794	89,938
Remuneration of net sectorial assets and liabilities (Note 8)	55,312	44,033	62,795
Monetary variation and adjustment to present value of accounts payable related to the concession	50,232	17,838	69,059
Income and monetary restatement of judicial deposits	48,537	32,859	55,092
Other financial income	84,453	58,675	92,733
(-) Pis/Pasep and Cofins taxes on financial income	(56,894)	(49,188)	(41,514)
	1,343,658	1,184,779	1,069,116
( - ) Financial expenses
Monetary variation and debt charges	2,490,902	1,745,166	1,763,555
Monetary variation and present value adjustment on accounts payable related to the concession	157,858	167,296	140,214
PIS/Pasep and Cofins taxes on interest on capital	129,067	86,609	101,251
Remuneration of net sectorial assets and liabilities (Note 8)	77,774	35,186	4,542
Restatement of provision for allocation of PIS and Cofins credits (Note 12.3)	64,510	43,327	58,518
Monetary restatement on the provision for legal claims (Note 26.1)	63,304	96,964	77,715
Interest on lease liabilities (Note 24.2)	32,013	28,560	24,292
Interest on tax installments	27,011	25,791	39,569
Interest on R&D and EEP (Note 22)	24,070	22,050	26,009
Swap effect on debentures (Note 20)	23,535	—	—
Fair value adjustment of debentures (Note 20)	15,978	—	—
Other financial expenses	35,988	90,844	38,441
	3,142,010	2,341,793	2,274,106
Net	(1,798,352)	(1,157,014)	(1,204,990)